Commitments and Contingencies	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jan. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Titan Pharmaceuticals Inc [Member]
Commitments and Contingencies

5. Commitments and Contingencies

Legal Proceedings

In 2020, a legal proceeding was initiated against us by a former employee alleging wrongful termination, retaliation, infliction of emotional distress, negligent supervision, hiring and retention and slander. An independent investigation into this individual’s allegations of whistleblower retaliation, while still an employee, was conducted utilizing an outside investigator and concluded that such allegations were not substantiated. In September 2023, Fedson, as consideration for the Asset Purchase Agreement, agreed to assume all liabilities related to this pending employment claim (see Note 6. Asset Sale).

4. Commitments and Contingencies

Legal Proceedings

In 2020, a legal proceeding was initiated against us by a former employee alleging wrongful termination, retaliation, infliction of emotional distress, negligent supervision, hiring and retention and slander. An independent investigation into this individual’s allegations of whistleblower retaliation, while still an employee, was conducted utilizing an outside investigator and concluded that such allegations were not substantiated. In September 2023, Fedson, as consideration for the Asset Purchase Agreement, agreed to assume all liabilities related to this pending employment claim (see Note 5. Asset Sale).

TALENTEC SDN. BHD. [Member]
Commitments and Contingencies

14. COMMITMENTS AND CONTINGENCIES

Lease commitment

Capital commitment, Contingencies

The Group did not have any significant capital commitments, long-term obligations, pending litigation or guarantees as of January 31, 2025.

15. COMMITMENTS AND CONTINGENCIES

Lease commitment

The Group leases low-value equipment under various non-cancelable operating lease agreements. As of July 31, 2024, the minimum future commitments under these agreements are as follows:

Year ending July 31,	Lease commitment
2025	$706
2026	706
2027	418
2028	69
Total	$1,900

Capital commitment, Contingencies

The Group did not have any significant capital commitments, long-term obligations, pending litigation or guarantees as of July 31, 2024.

TALENTEC SDN. BHD. (formerly known as KE SDN. BHD.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2023 AND 2024

(In U.S. dollars, except share data)